Other Expense, net (Details Narrative) $ / shares in Units, £ in Thousands				1 Months Ended					2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 07, 2023 USD ($)	Jan. 26, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($)	Apr. 30, 2023 GBP (£)	Mar. 31, 2023 GBP (£)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Aug. 07, 2023 USD ($)	Jul. 06, 2023 USD ($)	Apr. 30, 2023 GBP (£)	Mar. 06, 2023 USD ($)	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 31, 2022 shares	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	Feb. 11, 2022 shares	Dec. 31, 2021 USD ($)	Nov. 04, 2021 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Convertible notes																						$ 400,000	£ 300				$ 67,000	£ 50	$ 500,000	£ 400
Stock issued | shares																										22,000,000.0					22,000,000.0
Proceeds from business combination										$ 13,558,000			$ 13,558,000
Debt Instrument, Face Amount																								$ 3,300,000	£ 3,000									$ 1,400,000	£ 1,000
Sponsor advanced amount														$ 182,000
Murphy Canyon Acquisition Corp [Member]
Percentage of deposit in trust account			1.00%
Redemption price per share | $ / shares												$ 10.56			$ 10.34
Number of stock redeemed, value			$ 114,000,000								$ 114,068,280				$ 1,876,183
Investments held in trust account		$ 23,300,000	$ 23,300,000									$ 23,339,887			$ 136,871,183
Price per share | $ / shares		$ 0.035	$ 0.035
Aggregate of deposit		$ 77,000	$ 77,000
Proceeds from business combination			$ 924,000
Debt Instrument, Face Amount																																	$ 300,000
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Percentage of deposit in trust account			1.00%
Number of stock redeemed, value												$ 114,068,280
Price per share | $ / shares												$ 10.33
Common Stock [Member]
Proceeds from business combination										$ (1,000)			$ (1,000)
Nonrelated Party [Member]
Debt Instrument, Face Amount							$ 900,000	$ 900,000	$ 900,000											£ 800	£ 800
Subsequent Event [Member] | Murphy Canyon Acquisition Corp [Member]
Deposit																$ 78,393	$ 77,800
Percentage of deposit in trust account		1.00%
Number of stock redeemed, value		$ 114
Investments held in trust account		$ 23	$ 23
Price per share | $ / shares		$ 0.035	$ 0.035
Aggregate of deposit		$ 77,000	$ 77,000
Proceeds from business combination		$ 924,000
Debt Instrument, Face Amount																			$ 1,500,000
Sponsor advanced amount	$ 300,000
Subsequent Event [Member] | Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Percentage of deposit in trust account		1.00%
Stock issued during period on hold | shares		11,037,272
Stock issued | shares		13,979,000	13,979,000
Redemption price per share | $ / shares		$ 10.33	$ 10.33
Subsequent Event [Member] | Nonrelated Party [Member]
Convertible notes | £						£ 800
2022 Convertible Loan Note Instrument [Member] | Subsequent Event [Member] | Nonrelated Party [Member]
Convertible notes							1,300,000		1,300,000											1,100
2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member]
Convertible notes							$ 400,000	$ 400,000	$ 400,000											300	£ 300	$ 400,000	£ 300
Conversion price							20.00%	20.00%	20.00%
2022 Convertible Loan Note Instrument [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Convertible notes							$ 500,000		$ 500,000											£ 400
Conversion price						20.00%
Vela Option Agreement [Member]
Royalty percentage				8.00%	8.00%
Option fee				$ 500,000	£ 400
Vela Option Agreement [Member] | Common Stock [Member]
Total consideration paid				$ 4,900,000														£ 4,000
Vela Option Agreement [Member] | Subsequent Event [Member]
Maturity term						18 months
Royalty percentage				8.00%	8.00%
Option fee				$ 500,000	£ 400
Expiration date				Feb. 07, 2024	Feb. 07, 2024
Vela Option Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Total consideration paid				$ 4,800,000														£ 4,000